Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Nonoperating Income (Expense) [Member]
Derivative, gain loss on derivative, net	$ 51.0	$ (0.1)
Fair Value, Inputs, Level 3 [Member]
Financial liabilities fair value disclosure		1.1
Derivative liability		0.5
Warrants and rights outstanding		$ 0.6